The Business (FY) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Feb. 28, 2017
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Grants awarded		$ 12.2
CLBS16 Treatment Of CMD
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Grants awarded	$ 1.9